Fair Value of Warrant Liability Assumptions (Detail)	12 Months Ended
Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility	80.42%
Expected dividend yield	0.00%
Risk-free interest rate	0.72%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	2 years 1 month 6 days
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	1 year 9 months 18 days